FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Net Investment Hedges (Details) - Net investment hedge € in Millions, number in Millions, $ in Millions			12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about hedging instruments [line items]
Notional	6,335	8,288	6,335	8,288	6,335
OCI gross	$ 97	$ 45
Deferred tax	(27)	(12)
OCI net of deferred tax	70	33
Net Investment Hedge Fair Value:
Assets carrying amount	0	0	$ 0	$ 0
Liabilities carrying amount	(6,327)	(7,818)	(6,327)	(7,818)	€ (5,156)
Basis adjustment			0	0
Foreign currency translation reserve	$ 60	$ 600	$ 60	$ 600
Cross Currency Swap, 375 Notional Amount, Maturity January 2016
Disclosure of detailed information about hedging instruments [line items]
Notional	375	375	375	375	375
OCI gross	$ 83	$ 83
Deferred tax	(24)	(24)
OCI net of deferred tax	$ 59	$ 59
Cross Currency Swap, 500 Notional Amount, Maturity March 2020
Disclosure of detailed information about hedging instruments [line items]
Notional	500	500	500	500	500
OCI gross	$ 11	$ (41)
Deferred tax	(3)	12
OCI net of deferred tax	$ 8	$ (29)
Cross Currency Swap, 500 Notional Amount, Maturity July 2019
Disclosure of detailed information about hedging instruments [line items]
Notional	500	500	500	500	500
OCI gross	$ (16)	$ (16)
Deferred tax	5	5
OCI net of deferred tax	$ (11)	$ (11)
Cross Currency Swap, 100 Notional Amount, Maturity June 2018
Disclosure of detailed information about hedging instruments [line items]
Notional	100	100	100	100	100
OCI gross	$ 8	$ 8
Deferred tax	(2)	(2)
OCI net of deferred tax	$ 6	$ 6
Cross Currency Swap, 200 Notional Amount, Maturity November 2019
Disclosure of detailed information about hedging instruments [line items]
Notional	200	200	200	200	200
OCI gross	$ 11	$ 11
Deferred tax	(3)	(3)
OCI net of deferred tax	$ 8	$ 8
Cross Currency Swap, 300 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional		300		300
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period			$ (25)	$ (39)
Change in fair value				14
Derivative at fair value at end of period		$ (25)		$ (25)
Derivative maturity term			10 years
Cross Currency Swap, 160 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional		160		160
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period			$ (13)	$ (21)
Change in fair value				8
Derivative at fair value at end of period		$ (13)		$ (13)
Derivative maturity term			10 years
Cross Currency Swap, 40 Notional Amount
Disclosure of detailed information about hedging instruments [line items]
Notional		40		40
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period			$ (3)	$ (6)
Change in fair value				3
Derivative at fair value at end of period		$ (3)		$ (3)
Derivative maturity term			10 years
Cross currency swap | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional	0		0		0
Net Investment Hedge Fair Value:
Assets carrying amount	$ 0		$ 0
Liabilities carrying amount	0		0
Basis adjustment			0
Foreign currency translation reserve	$ 70		$ 70
EUR debt | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional	6,335	7,788	6,335	7,788	6,335
Net Investment Hedge Fair Value:
Assets carrying amount	$ 0	$ 0	$ 0	$ 0
Liabilities carrying amount	(6,327)	(7,777)	(6,327)	(7,777)
Basis adjustment			0	0
Foreign currency translation reserve	$ (10)	$ 567	(10)	$ 567
Cross currency swap 2018
Disclosure of detailed information about hedging instruments [line items]
Notional		500		500
Net Investment Hedge Fair Value:
Derivative at fair value at beginning of period			$ (41)	$ (66)
Change in fair value				25
Derivative at fair value at end of period		$ (41)		$ (41)
Cross currency swap 2018 | Currency risk
Disclosure of detailed information about hedging instruments [line items]
Notional		500		500
Net Investment Hedge Fair Value:
Assets carrying amount		$ 0		$ 0
Liabilities carrying amount		(41)		(41)
Basis adjustment				0
Foreign currency translation reserve		$ 33		$ 33